SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2019
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

	Year Ended December 31
(US$ MILLIONS)	2019	2018	2017
Interest paid	$1,079	$456	$103
Income taxes paid	$190	$112	$41

Amounts paid and received for interest were reflected as operating cash flows in the consolidated statements of cash flow.
Total cash outflows across the partnership’s lease contracts were $305 million
Details of “Changes in non-cash working capital, net” on the consolidated statements of cash flow are as follows:

	Year Ended December 31
(US$ MILLIONS)	2019	2018	2017
Accounts receivable	$(70)	$(11)	$(520)
Inventory	78	153	(259)
Prepayments and other	(11)	(89)	185
Accounts payable and other	119	(322)	143
Changes in non-cash working capital, net	$116	$(269)	$(451)

The following table presents the change in the balance of liabilities arising from financing activities as at December 31, 2019:

(US$ MILLIONS)	2019	2018
Balance at beginning of year	$10,866	$3,265
Cash flows	11,378	4,568
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	357	3,258
Foreign currency translation	(9)	(299)
Fair value	(19)	43
Held for sale (1)	(305)	—
Other changes	131	31
Balance at end of year	$22,399	$10,866

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(1)	Includes liabilities that were reclassified as held for sale and subsequently disposed. See Note 8 and Note 9 for additional information.